INCOME TAXES - Components of our income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense:
State	$ 63	$ 252	$ 377
Total current income tax expense	63	252	377
Deferred income tax benefit:
Income Tax Provision	$ 63	$ 252	$ 377